Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,563,130	$ 2,232,723
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2172%	0.2021%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 2,790,171	$ 2,455,468
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2365	0.2222
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,642,492	$ 2,324,903
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2239	0.2104
Tier 1 Capital (to Average Assets), Actual Amount	$ 2,642,492	$ 2,324,903
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1746	0.1459
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 825,968	$ 773,398
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,238,952	$ 1,160,096
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,002,961	$ 939,126
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 605,262	$ 637,578
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
International Bank of Commerce Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,444,775	$ 1,310,616
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1854%	0.1807%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,542,462	$ 1,401,298
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1979	0.1932
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,444,775	$ 1,310,616
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1854	0.1807
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,444,775	$ 1,310,616
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1640	0.1309
International Bank of Commerce Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 545,611	$ 507,625
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 506,639	$ 471,366
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 818,416	$ 761,438
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 779,444	$ 725,179
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 662,527	$ 616,402
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 623,555	$ 580,143
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 352,412	$ 400,489
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 440,515	$ 500,611
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank of Commerce Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 477,390	$ 232,689
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2441%	0.2117%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 500,268	$ 243,739
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2558	0.2218
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 477,390	$ 232,689
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2441	0.2117
Tier 1 Capital (to Average Assets), Actual Amount	$ 477,390	$ 232,689
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1179	0.1348
International Bank of Commerce Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 136,883	$ 76,941
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 127,106	$ 71,445
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 205,325	$ 115,412
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 195,547	$ 109,916
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 166,215	$ 93,429
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 156,438	$ 87,933
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 161,919	$ 69,028
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 202,398	$ 86,286
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 232,965	$ 363,093
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2072%	0.2086%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 247,031	$ 383,804
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2197	0.2205
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 232,965	$ 363,093
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2072	0.2086
Tier 1 Capital (to Average Assets), Actual Amount	$ 232,965	$ 363,093
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1472	0.0895
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 78,718	$ 121,855
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 73,095	$ 113,151
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 118,076	$ 182,782
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 112,454	$ 174,078
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 95,586	$ 147,966
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 89,963	$ 139,262
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 63,294	$ 162,246
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 79,117	$ 202,808
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 97,334	$ 71,418
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3657%	0.377%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 100,660
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3782	0.3876
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 97,334	$ 73,420
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3657	0.3770
Tier 1 Capital (to Average Assets), Actual Amount	$ 97,334	$ 71,418
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1450	0.1500
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,628	$ 13,261
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,298	$ 12,314
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 27,943	$ 19,892
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,612	$ 18,945
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 22,620	$ 16,103
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,290	$ 15,156
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 26,858	$ 19,048
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 33,572	$ 23,811
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank of Commerce Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 64,110	$ 98,087
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3118%	0.4226%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 66,680	$ 100,798
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3243	0.4343
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 64,110	$ 98,087
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3118	0.4226
Tier 1 Capital (to Average Assets), Actual Amount	$ 64,110	$ 98,087
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1326	0.1439
International Bank of Commerce Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 14,394	$ 16,248
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,366	$ 15,088
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 21,591	$ 24,372
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 20,563	$ 23,212
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 17,478	$ 19,730
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 16,450	$ 18,569
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 19,338	$ 27,270
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 24,172	$ 34,088
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500